Subsequent Events (Details) - Non-Adjusting Event after Reporting Period [Member] R in Millions	1 Months Ended
Jun. 30, 2024 ZAR (R)
Subsequent Events [Line Items]
Extended loan	R 250
Prime rate	1.50%